RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Text Block]

7. RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

As of December 31, 2015 and 2014, amounts due from/to related parties consist of:

	December 31,	December 31,
	2015	2014
Due to related party
- Shareholder	$154,331	$864,327

Due to related party

The balance due to shareholder represents the balance of $141,972 and $851,262 personal loans from Mr. Lin, and $12,359 and $13,065 of payables due to Mr. Zhixiong Huang, Chief Operating Officer of the Company as of December 31, 2015 and 2014, respectively. The advance from Mr. Lin is due on December 26, 2016 with interest free and the advance from Mr.Zhixiong Huang is interest free and is not expected to be paid in 2016.

(b) Rental expenses - related party

iASPEC and Bocom lease office spaces in a building personally owned by Mr. Lin. Consequently, the Company paid Mr. Lin approximately $170,000, $263,915 and $153,101 of rental expenses during the years ended December 31, 2015, 2014 and 2013, respectively.

Zhongtian leases office space in a building personally owned by Mr. Lin. Consequently, the Company paid Mr. Lin approximately $160,166, $67,114 and $90,314 of rental expenses during the years ended December 31, 2015, 2014 and 2013, respectively. These amounts are included within discontinued operations.